Equity Based Compensation - Summary of the Activity Related to Time Based Awards (Details) - Time Based Awards - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	219,946	249,271	265,806
Unvested Shares, Granted	60,032	78,192	72,383
Unvested Shares, Vested	(128,765)	(105,328)	(82,351)
Unvested Shares, Forfeited	(3,572)	(2,189)	(6,567)
Unvested Shares, Ending Balance	147,641	219,946	249,271
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 9.64	$ 9.58	$ 9.53
Unvested Weighted-Average Grant-Date Fair Value, Granted	14.33	9.85	9.78
Unvested Weighted-Average Grant-Date Fair Value, Vested	9.64	9.64	9.55
Unvested Weighted-Average Grant-Date Fair Value, Forfeited	11.04	9.78	9.78
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 11.51	$ 9.64	$ 9.58
LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	274,196	160,891
Unvested Shares, Granted	181,664	222,581	214,521
Unvested Shares, Vested	(26,815)	(109,276)	(53,630)
Unvested Shares, Ending Balance	429,045	274,196	160,891
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 9.22	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Granted	13.23	9.3	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Vested	9.09	9.2	9.09
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 10.92	$ 9.22	$ 9.09